Related Parties	6 Months Ended
Jul. 31, 2020
Disclosure of transactions between related parties [abstract]
Related Parties
16	Related Parties

(a) The Group’s main related parties are as follows:

Key management personnel

Other related parties include close family members of key management personnel and entities that are controlled or significantly influenced by those key management personnel or their close family members.

(b) Transactions with related parties

During the last financial year, a financial liability relating to a shareholder loan created on the acquisition of FOH Online Corp Inc. was derecognised as the current acquisition accounting results in a debt free balance with the shareholder. This adjustment is reflected in the 31 January 2020 accounts in a reduction to the carrying value of the acquired intangible asset with a write back to the profit and loss account for the accrued and capitalised interest. This has resulted in a reduction to the carrying value of the acquired intangible asset with a write back to the profit and loss account for accrued and capitalised interest. Further information can be found in note 10.

During the current period, the Group procured goods for resale from The Way Store Pty, a company registered in Australia, which is related through common directorship. The Group purchased $0.5m worth of inventory.